Cover	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	000-55555
Entity Registrant Name	FORTUNE VALLEY TREASURES, INC.
Entity Central Index Key	0001626745
Entity Tax Identification Number	32-0439333
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	B1601 Oriental Impression Building 2
Entity Address, Address Line Two	Liansheng Road
Entity Address, Address Line Three	Humen Town
Entity Address, City or Town	Dongguan
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	(86)
Local Phone Number	(769) 8572 9133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false